CERTPPC

1-32569

PCX equities

05069279

VIA FACSIMILE AND U.S. MAIL
November 10, 2005

RECD S.E.C.
NOV 1 0 2005
1086

Mr. Brian Johnson, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: American Oriental Bioengineering, Inc., Original Listing:
Common Stock, par value $0.001 per share

Dear Mr. Johnson:

Please be advised that PCX Equities, Inc. has received (on July 19, 2005) an application from the above-referenced issuer and has approved the above-referenced security for listing on the Pacific Exchange, Inc. ("Exchange"). The Exchange requests acceleration of registration of the securities under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope.

If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

PROCESSED
NOV 1 4 2005
THOMSON
FINANCIAL

Craig A. Gray
Manager, Equity Qualification

Enclosure

cc: Mr. Jack Yeh, Loeb & Loeb LLP, 345 Park Avenue, New York, New York 10154-0037

100 South Wacker Drive
Suite 1500
Chicago, IL 60606
Phone: (312) 442-7788
Fax: (312) 442-7778